EQUITY CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended				6 Months Ended
	May 15, 2018	Feb. 28, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 23,553	$ 23,058
Distributions declared			$ 26,215		$ 22,107		$ 50,140	$ 43,373
Cash distribution (in dollars per share)	$ 0.4900	$ 0.4850
Cash distributions paid per unit (in dollars per share)			$ 0.4950	$ 0.49	$ 0.47	$ 0.46	$ 0.9850	$ 0.9300
Cash Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared			$ 25,866		$ 21,797		$ 49,419	$ 42,735
Incentive Distribution Rights - PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared			3,415		2,107		6,370	3,793
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared			22,800		20,000		43,770	32,272
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared			$ 0		$ 0		$ 0	7,308
PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared								$ 12,254
Limited Partner, Public [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 11,553	$ 11,369
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 12,000	$ 11,689